PNC International Growth Fund
PNC International Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PNC International Growth Fund Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the valueof your investment)
Annual Fund Operating Expenses	PNC International Growth Fund Class R6
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	1.87%	[1]
Shareholder Servicing Fees	none
Other	1.87%
Acquired Fund Fees and Expenses	0.02%	[2]
Total Annual Fund Operating Expenses	2.69%
Fee Waiver and Expense Reimbursement	1.83%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.86%	[3]
[1]	"Other Expenses" are estimated for the current fiscal year. "Other Expenses" include indirect fees and expenses of Acquired Funds that do not exceed 0.01% of the average net assets of the Fund. Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[3]	PNC Capital Advisors, LLC (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.84% for Class R6 Shares, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, and dividend expenses related to short sales. This expense limitation continues through January 31, 2020, at which time the Adviser will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board of Trustees of PNC Funds (the "Board") at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived, or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage expense limitation that was in effect (i) at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund or (ii) at the time of the reimbursement by the Fund. Any recoupment of fees waived or expenses reimbursed would be subject to the terms of any expense limitation agreement in place at the time of the recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R6 Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
PNC International Growth Fund | Class R6 | USD ($)	88	661	1,261	2,887

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in a portfolio of equity securities that is tied economically to a number of countries throughout the world, typically three or more. The Fund has broad discretion to invest in equity securities of any market capitalization and issuers located or doing business throughout the world, including in both developed and developing or emerging markets. However, the Fund principally invests in companies with a market capitalization in excess of $500 million, and the Fund does not expect to make additional investments in developing or emerging markets if it would cause the Fund to have a greater than 10% overweight to developing or emerging markets as compared to the exposure of the MSCI ACWI ex USA Growth Index to such markets. The Fund may make significant investments (e.g., more than 25% of the Fund's portfolio) in issuers located or doing business in a single country.

The Fund's investments in equity securities may include, for example, common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks, and exchange-traded funds ("ETFs").

The Fund may use ETFs, closed-end funds, and derivative instruments to gain broad exposure to markets and/or a particular index. Derivative instruments include, but are not limited to, options, swaps, forward currency contracts, futures, and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts, forward currency contracts, and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund, though they may have that result. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.

PNC Capital Advisors, LLC's (the "Adviser") investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets, and management teams with clearly defined growth strategies. In allocating the Fund's assets, the Adviser also incorporates information on the economic and financial market conditions within each country. The Adviser's portfolio construction process seeks to combine the best investment candidates within the Adviser's recommended framework of country allocations.

The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser's view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity.

PRINCIPAL RISKS

Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

Capitalization Risk. Small-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small-cap stocks may be more volatile than those of larger companies and may have less liquidity, which can reduce their selling prices. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, the values of mid-cap-company stocks may be more volatile than those of larger companies.

Country Risk. Significant investment in a particular country will make the Fund's performance more dependent upon the political, economic, and other circumstances relevant to that country than a mutual fund more widely diversified among issuers in different countries.

Currency Risk. To the extent that the Fund invests directly in foreign currencies or in securities that are denominated in, trade in, and pay revenues in, foreign currencies, or derivatives that provide exposure to foreign currencies, the Fund will be exposed to the risk that the currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the hedged currency. Currency exchange rates in foreign countries may fluctuate significantly over short or long periods of time due to changes in interest rates, intervention (or lack thereof) by governments, central banks, or supranational entities, such as the International Monetary Fund, or the imposition of currency controls or other political or economic developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund. Currency risk may be especially high if the Fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging or frontier market countries, which may give rise to market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

Derivatives Risk. Derivatives are financial instruments whose values depend upon, or are derived from, the value of a reference asset, such as one or more underlying assets, indexes, or currencies and may include, but are not limited to, options, swaps, forward currency contracts, futures, and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from those associated with investing directly in the reference asset. Derivatives can be volatile, illiquid, and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the value of the reference asset. Generally speaking, some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. A small investment in derivatives can have a significant impact on the Fund's exposure to, among other things, securities' market values, interest rates, or currency exchange rates. The Fund's use of derivatives may also affect the amount, timing or character of distributions payable to, and thus taxes payable by, shareholders. In addition, there is also the risk that the Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to the Fund. Derivatives are also subject to operations risk, the risk that loss will occur as a result of inadequate systems and controls, human error, or otherwise.

Emerging Markets Risk. Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; increased risk of embargoes or economic sanctions on a country, sector or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund's ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments.

Focused Investment Risk. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class, the Fund's exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.

Investment Company Risk. The Fund may invest in shares of other investment companies, including ETFs. To the extent that the Fund invests in shares of another investment company or ETF, investors bear their proportionate share of the expenses of the underlying investment company or ETF. ETFs and closed-end investment companies may trade at a price below their net asset value ("NAV").

Issuer Risk. The value of the Fund's investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.

Limited Operating History Risk. A newly formed Fund has no or a limited operating history for investors to evaluate. A newly formed Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a newly formed Fund fails to achieve sufficient scale, it may be liquidated.

Management and Operational Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cyber-attacks, disruptions, or failures that affect the Fund's service providers, the Fund's counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund's NAV or processing redemptions.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In response to governmental actions or intervention, political, economic, or market developments, or other external factors, markets may experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

Class R6 Shares of the Fund had not commenced operations as of the date of this prospectus. For this reason, the performance information shown below is for another class of shares (Class I Shares) that is not offered in this prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of one or more broad measures of market performance. The performance of Class R6 Shares will also differ from that of Class I Shares due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting https://www.pncfunds.com/performance/all/class_i/daily.fs or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter	10.98%	(3/31/17)
Worst Quarter	-15.66%	(12/31/18)

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2018)
Average Annual Returns - PNC International Growth Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I		(13.25%)	8.87%
After Taxes on Distributions | Class I	[1]	(16.06%)	7.47%
After Taxes on Distributions and Sale of Fund Shares | Class I	[1]	(5.72%)	6.97%
MSCI ACWI ex USA Growth Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)		(14.43%)	7.30%	Feb. 29, 2016
[1]	After-tax returns are shown for Class I Shares only. After-tax returns for Class R6 Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.